Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2024
	RMB	RMB
Advance from shippers and truckers (1)	949,981	533,158
Salaries and welfare payables	349,966	274,216
Deposit from truckers for value added services	23,243	23,185
Accrued rental and other service fees	133,149	90,550
Accrual for construction in progress	55,743	74,472
Accrued liabilities for settlement in principle of class actions (note 24)	72,598	—
Proceeds prepaid by investors of a subsidiary	90,000	100,000
Others	48,565	46,177

Total	1,723,245	1,141,758

(1)	Representing the refundable prepayments from shippers and truckers for future shipping arrangements under freight brokerage service and other valued-added service.